Trade and Other Payables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade payables	$ 63,550	$ 42,063
Employee benefits payable	182,386	348,028
Other payables	1,761,358	1,645,271
Subtotal financial liabilities	2,007,294	2,035,362
Other taxes payable	2,571,125	3,243,098
Trade and other payables	$ 4,578,419	$ 5,278,460